Guarantees and commitments	6 Months Ended
Jun. 30, 2023
Guarantees and commitments
21 Guarantees and commitments
Guarantees
In the ordinary course of business, guarantees are provided that contingently obligate the Bank to make payments to third parties if the counterparty fails to fulfill its obligation under a borrowing or other contractual arrangement. The total gross amount disclosed within the Guarantees table reflects the maximum potential payment under the guarantees. The carrying value represents the higher of the initial fair value (generally the related fee received or receivable) less cumulative amortization and the Bank’s current best estimate of payments that will be required under existing guarantee arrangements.
Guarantees provided by the Bank are classified as follows: credit guarantees and similar instruments, performance guarantees and similar instruments, derivatives and other guarantees.
> Refer “Note 33 – Guarantees and commitments” in VIII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2022 for further information.
Guarantees
end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Carrying value	Collateral received
6M23 (CHF million)
Credit guarantees and similar instruments	1,558	990	2,548	2,490		18	1,636
Performance guarantees and similar instruments	3,489	2,310	5,799	5,155		39	2,843
Derivatives [2]	1,966	2,061	4,027	4,027		59	–
Other guarantees	3,697	2,141	5,838	5,837		60	2,628
Total guarantees	10,710	7,502	18,212	17,509		176	7,107
2022 (CHF million)
Credit guarantees and similar instruments	2,261	1,049	3,310	3,197		22	2,068
Performance guarantees and similar instruments	4,280	2,992	7,272	6,527		61	3,778
Derivatives [2]	2,646	2,596	5,242	5,242		101	–
Other guarantees	4,455	2,213	6,668	6,668		56	3,292
Total guarantees	13,642	8,850	22,492	21,634		240	9,138
1 Total net amount is computed as the gross amount less any participations.
2
Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Bank had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments.

Deposit-taking banks and securities dealers in Switzerland and certain other European countries are required to ensure the payout of protected deposits in case of specified restrictions or forced liquidation of a deposit-taking bank. In Switzerland, under the amended Swiss deposit insurance guarantee program, the jointly guaranteed amount is determined as the higher of CHF 6 billion or 1.6% of all protected deposits. As per notifications from the administrator of the Swiss deposit insurance program to the Bank and its Swiss bank subsidiaries, the Bank’s respective share was CHF 0.6 billion for the period January 1 to June 30, 2023. Amounts guaranteed under deposit insurance guarantee programs are reflected in other guarantees. For the period July 1, 2023 to June 30, 2024, the Bank’s share in the deposit insurance program, as per notifications from the administrator to the Bank and its Swiss bank subsidiaries, will be CHF 0.6 billion.
Representations and warranties on residential mortgage loans sold
In connection with the Investment Bank division’s sale of US residential mortgage loans, the Bank has provided certain representations and warranties relating to the loans sold. The Bank has provided these representations and warranties relating to sales of loans to institutional investors, primarily banks, and non-agency, or private label, securitizations. The loans sold are primarily loans that the Bank has purchased from other parties. The scope of representations and warranties, if any, depends on the transaction, but can include: ownership of the mortgage loans and legal capacity to sell the loans; loan-to-value ratios and other characteristics of the property, the borrower and the loan; validity of the liens securing the loans and absence of delinquent taxes or related liens; conformity to underwriting standards and completeness of documentation; and origination in compliance with law. If it is determined that representations and warranties were breached, the Bank may be required to repurchase the related loans or indemnify the investors to make them whole for losses. Whether the Bank will incur a loss in connection with repurchases and make whole payments depends on: the extent to which claims are made; the validity of such claims made within the statute of limitations (including the likelihood and ability to enforce claims); whether the Bank can successfully claim against parties that sold loans to the Bank and made representations and warranties to the Bank; the residential real estate market, including the number of defaults; and whether the obligations of the securitization vehicles were guaranteed or insured by third parties.
Repurchase claims on residential mortgage loans sold that are subject to arbitration or litigation proceedings, or become so during the reporting period, are not included in this Guarantees and commitments disclosure but are addressed in litigation and related loss contingencies and provisions. The Bank is involved in litigation relating to representations and warranties on residential mortgages sold.
> Refer to “Note 25 – Litigation” for further information.
Disposal-related contingencies and other indemnifications
The Bank has certain guarantees for which its maximum contingent liability cannot be quantified. These guarantees are not reflected in the “Guarantees” table and are discussed below.
> Refer “Note 33 – Guarantees and commitments” in VIII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2022 for further information.
Other commitments
Other commitments of the Bank are classified as follows: irrevocable commitments under documentary credits, irrevocable loan commitments, forward reverse repurchase agreements and other commitments.
> Refer “Note 33 – Guarantees and commitments” in VIII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2022 for further information.
Other commitments
	6M23						2022
end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount		Total net amount	[1]	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount		Total net amount
Other commitments (CHF million)
Irrevocable commitments under documentary credits	2,910	26	2,936		2,852		3,378	42	3,420		3,233
Irrevocable loan commitments	12,982	69,115	82,097	[2]	78,441		19,272	92,857	112,129	[2]	108,118
Forward reverse repurchase agreements	2,686	0	2,686		2,686		1,021	0	1,021		1,021
Other commitments	181	239	420		420		212	286	498		498
Total other commitments	18,759	69,380	88,139		84,399		23,883	93,185	117,068		112,870
1 Total net amount is computed as the gross amount less any participations.
2
Irrevocable loan commitments do not include a total gross amount of CHF 112,275 million and CHF 129,224 million of unused credit limits as of the end of 6M23 and 2022, respectively, which were revocable at the Bank's sole discretion upon notice to the client.